ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES
Allowance of doubtful receivables , advance to suppliers and prepayment for purchases of property, plant and equipment	$ 3,658,491	$ 852,278	$ (1,374,668)
Allowances for accounts receivable
Movement of allowances
Beginning of the year	1,821,755	1,090,274	2,412,695
(Reversal)allowances made during the year	3,459,401	852,278	(1,402,085)
Write off	(485,807)	(143,197)
Foreign exchange effect	74,593	22,400	79,664
Closing balance	4,869,942	1,821,755	1,090,274
Allowances for other receivables
Movement of allowances
Beginning of the year	8,695,727	8,739,314	8,733,597
Allowances made during the year	203,101	3,412
Write off		(47,702)
Foreign exchange effect	5,706	703	5,717
Closing balance	8,904,534	8,695,727	8,739,314
Allowances for advances for purchases of property, plant and equipment
Movement of allowances
Beginning of the year	1,275,355	1,267,565	887,888
(Reversal)allowances made during the year	(6,640)	(5,125)	321,430
Foreign exchange effect	37,424	12,915	58,247
Closing balance	1,306,139	1,275,355	1,267,565
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	4,424,649	4,405,850	4,661,198
(Reversal)allowances made during the year	2,629	1,713	(294,013)
Foreign exchange effect	15,349	17,086	38,665
Closing balance	$ 4,442,627	$ 4,424,649	$ 4,405,850